Long-Term Debt - Additional Information - NOK Bonds (Detail)		6 Months Ended		6 Months Ended
	Jun. 30, 2014 Teekay Offshore, Teekay LNG and Teekay [Member] USD ($)	Jun. 30, 2014 Teekay Offshore, Teekay LNG and Teekay [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member]	Dec. 31, 2013 Teekay Offshore, Teekay LNG and Teekay [Member] Norwegian Kroner-denominated bonds due between October 2015 and September 2018 [Member] NOK	Jun. 30, 2014 Teekay Offshore, Teekay LNG and Teekay [Member] Minimum [Member]	Jun. 30, 2014 Teekay Offshore, Teekay LNG and Teekay [Member] Maximum [Member]	Jun. 30, 2014 Teekay Offshore [Member] Norwegian Kroner Bond Mature in January 2019 [Member] USD ($)	Jan. 31, 2014 Teekay Offshore [Member] Norwegian Kroner Bond Mature in January 2019 [Member] NOK	Jun. 30, 2014 Teekay Offshore [Member] Norwegian Kroner Bond Mature in January 2019 [Member] Derivatives not designated as a cash flow hedge [Member] Foreign currency contracts [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued			4,200,000,000				1,000,000,000
Reference rate on variable rate of the debt instrument		NIBOR				NIBOR
Debt instrument, carrying amount	684,800,000					163,100,000
Percentage of margin				4.00%	5.75%	4.25%
Debt instrument interest				4.80%	7.49%	6.28%
Debt instrument transfer of principal amount	$ 732,400,000							$ 162,200,000